UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  1/31

Date of reporting period: 04/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2011 (Unaudited)

DWS Core Plus Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 38.9%
Consumer Discretionary 9.3%
AMC Entertainment, Inc., 8.75%, 6/1/2019		2,800,000	3,038,000
CBS Corp., 5.9%, 10/15/2040		1,375,000	1,330,252
CCO Holdings LLC, 7.0%, 1/15/2019		3,800,000	3,980,500
DIRECTV Holdings LLC, 6.35%, 3/15/2040		1,892,000	1,971,765
Home Depot, Inc.:
5.4%, 9/15/2040		905,000	857,820
5.875%, 12/16/2036		95,000	96,703
J.C. Penney Co., Inc., 5.65%, 6/1/2020		3,500,000	3,491,250
Levi Strauss & Co., 7.625%, 5/15/2020		4,530,000	4,563,975
MGM Resorts International, 9.0%, 3/15/2020		1,750,000	1,951,250
NBCUniversal Media LLC:
144A, 5.15%, 4/30/2020		950,000	992,378
144A, 5.95%, 4/1/2041		1,300,000	1,301,724
Norcraft Companies LP, 10.5%, 12/15/2015		350,000	376,250
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016 (b)		2,500,000	2,668,750
The Gap, Inc., 5.95%, 4/12/2021		1,796,000	1,816,052
Time Warner, Inc.:
6.2%, 3/15/2040		900,000	920,848
7.625%, 4/15/2031		900,000	1,079,514
Yum! Brands, Inc.:
3.875%, 11/1/2020		1,090,000	1,049,263
5.3%, 9/15/2019		310,000	332,018

			31,818,312
Consumer Staples 2.0%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		2,000,000	2,507,716
Kraft Foods, Inc., 5.375%, 2/10/2020		3,380,000	3,658,221
Kroger Co., 5.4%, 7/15/2040		765,000	730,380

			6,896,317
Energy 4.8%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		2,000,000	2,596,530
Enterprise Products Operating LLC, 6.125%, 10/15/2039		1,190,000	1,213,406
KazMunayGaz National Co., Series 1, REG S, 8.375%, 7/2/2013		210,000	233,363
Kinder Morgan Energy Partners LP, 6.5%, 9/1/2039		1,500,000	1,592,899
Marathon Petroleum Corp., 144A, 5.125%, 3/1/2021		475,000	490,678
ONEOK Partners LP, 6.15%, 10/1/2016		1,205,000	1,372,830
Plains All American Pipeline LP, 8.75%, 5/1/2019		3,000,000	3,794,841
Reliance Holdings USA, Inc., 144A, 4.5%, 10/19/2020		2,150,000	2,034,014
Weatherford International Ltd., 5.125%, 9/15/2020		1,900,000	1,941,707
Williams Partners LP, 4.125%, 11/15/2020		1,320,000	1,284,254

			16,554,522
Financials 14.6%
American Express Co., 7.0%, 3/19/2018		2,723,000	3,226,227
Bank of America Corp.:
5.625%, 7/1/2020		1,000,000	1,049,568
5.75%, 12/1/2017		1,505,000	1,623,445
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		545,000	558,245
Citigroup, Inc., 5.375%, 8/9/2020		3,350,000	3,503,108
CNA Financial Corp., 5.75%, 8/15/2021		2,088,000	2,189,283
Discover Bank, 8.7%, 11/18/2019		1,900,000	2,336,396
Fifth Third Bancorp., 5.45%, 1/15/2017		1,660,000	1,765,227
Ford Motor Credit Co., LLC:
7.0%, 4/15/2015		2,000,000	2,196,576
8.0%, 6/1/2014		3,525,000	3,980,088
General Electric Capital Corp., 5.3%, 2/11/2021		1,060,000	1,099,892
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		810,000	774,248
Health Care REIT, Inc., (REIT), 6.5%, 3/15/2041		725,000	721,366
Hyundai Capital Services, Inc., 144A, 4.375%, 7/27/2016		450,000	457,551
JPMorgan Chase & Co., 5.125%, 9/15/2014		3,500,000	3,787,189
KeyCorp, 5.1%, 3/24/2021		950,000	973,006
Lincoln National Corp., 8.75%, 7/1/2019		1,200,000	1,543,478
Lloyds TSB Bank PLC, 6.375%, 1/21/2021		2,800,000	3,000,259
MetLife, Inc., Series A, 6.817%, 8/15/2018		1,100,000	1,293,596
Morgan Stanley:
3.8%, 4/29/2016		1,000,000	1,003,516
5.75%, 1/25/2021		1,500,000	1,560,245
Series F, 6.625%, 4/1/2018		1,000,000	1,116,382
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		769,000	782,889
PNC Bank NA, 6.875%, 4/1/2018		700,000	820,199
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014		900,000	979,552
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	2,642,244	97,443
Royal Bank of Scotland PLC, 6.125%, 1/11/2021		1,200,000	1,270,688
Societe Generale, 144A, 5.2%, 4/15/2021		529,000	533,605
SunTrust Banks, Inc., 3.6%, 4/15/2016		568,000	575,323
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		1,950,000	2,110,245
Toll Brothers Finance Corp., 8.91%, 10/15/2017		950,000	1,122,497
Wells Fargo & Co., 4.6%, 4/1/2021		1,780,000	1,799,035

			49,850,367
Health Care 2.6%
Express Scripts, Inc.:
6.25%, 6/15/2014		1,040,000	1,166,168
7.25%, 6/15/2019		1,515,000	1,829,850
McKesson Corp., 4.75%, 3/1/2021		1,050,000	1,084,073
Medco Health Solutions, Inc., 7.25%, 8/15/2013		2,000,000	2,242,456
Quest Diagnostics, Inc.:
4.7%, 4/1/2021		1,400,000	1,420,989
6.4%, 7/1/2017		1,100,000	1,255,179

			8,998,715
Industrials 1.0%
CSX Corp.:
6.15%, 5/1/2037		1,000,000	1,076,270
6.25%, 3/15/2018		1,920,000	2,214,338

			3,290,608
Materials 2.4%
ArcelorMittal, 6.125%, 6/1/2018		1,000,000	1,081,949
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019		1,750,000	2,126,705
Dow Chemical Co., 4.25%, 11/15/2020		1,045,000	1,023,332
Exopack Holding Corp., 11.25%, 2/1/2014		980,000	1,011,850
United States Steel Corp., 7.375%, 4/1/2020		2,850,000	3,006,750

			8,250,586
Telecommunication Services 1.0%
American Tower Corp., 5.05%, 9/1/2020		2,750,000	2,699,722
Verizon Communications, Inc., 4.6%, 4/1/2021		691,000	706,045

			3,405,767
Utilities 1.2%
DTE Energy Co., 7.625%, 5/15/2014		420,000	485,037
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		83,412	72,056
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		1,169,000	1,188,210
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		300,000	341,430
Sempra Energy, 6.5%, 6/1/2016		1,700,000	1,957,810

			4,044,543

Total Corporate Bonds (Cost $126,466,470)			133,109,737
Mortgage-Backed Securities Pass-Throughs 14.3%
Federal Home Loan Mortgage Corp.:
5.336% **, 9/1/2038		393,711	418,101
7.0%, 1/1/2038		318,980	360,722
Federal National Mortgage Association:
3.213% **, 8/1/2037		573,128	600,258
3.5%, 8/1/2025 (c)		10,750,000	10,881,855
4.0%, 9/1/2040		9,754,964	9,729,594
5.0%, 8/1/2020		619,040	662,394
5.365% **, 1/1/2038		871,317	922,619
5.5%, with various maturities from 12/1/2032 until 9/1/2036		9,479,105	10,238,179
6.0%, with various maturities from 9/1/2036 until 2/1/2037		5,716,213	6,257,930
6.5%, with various maturities from 9/1/2016 until 6/1/2017		581,072	634,456
7.0%, 4/1/2038		499,951	564,926
8.0%, 9/1/2015		196,571	213,768
Government National Mortgage Association, 4.5%, 6/1/2039 (c)		7,125,000	7,450,078

Total Mortgage-Backed Securities Pass-Throughs (Cost $47,361,819)			48,934,880
Asset-Backed 2.1%
Student Loans
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.322% **, 11/27/2018		3,352,272	3,308,327
"A4", Series 2006-1, 0.403% **, 11/23/2022		3,900,000	3,824,591

Total Asset-Backed (Cost $7,145,959)			7,132,918
Commercial Mortgage-Backed Securities 13.2%
Banc of America Commercial Mortgage, Inc.:
"A5A", Series 2005-4, 4.933%, 7/10/2045		3,450,000	3,706,796
"A4", Series 2006-3, 5.889%, 7/10/2044		3,135,000	3,464,745
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/13/2050		325,000	355,006
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.396% **, 7/15/2044		5,190,000	5,669,534
"A4", Series 2006-CD2, 5.525% **, 1/15/2046		4,400,000	4,802,898
"A5", Series 2006-CD3, 5.617%, 10/15/2048		2,000,000	2,201,671
GS Mortgage Securities Corp. II, "A4A", Series 2005-GG4, 4.751%, 7/10/2039		5,000,000	5,349,422
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-CB12, 4.895%, 9/12/2037		3,500,000	3,778,042
"A4", Series 2006-CB16, 5.552%, 5/12/2045		1,586,000	1,727,806
"A4", Series 2007-LD12, 5.882%, 2/15/2051		3,225,000	3,526,965
"F", Series 2007-LD11, 6.005% **, 6/15/2049		1,660,000	218,454
"H", Series 2007-LD11, 144A, 6.005% **, 6/15/2049		2,910,000	159,490
"J", Series 2007-LD11, 144A, 6.005% **, 6/15/2049		1,000,000	25,000
"K", Series 2007-LD11, 144A, 6.005% **, 6/15/2049 *		2,380,000	47,600
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		1,700,000	1,849,938
"E", Series 2005-C2, 5.522% **, 4/15/2040		1,250,000	1,090,716
"A4", Series 2007-C6, 5.858% **, 7/15/2040		1,600,000	1,753,026
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.826% **, 6/12/2050		1,810,000	1,948,472
Morgan Stanley Capital I, "A4", Series 2007-HQ11, 5.447%, 2/12/2044		1,200,000	1,283,998
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.446% **, 12/15/2044		2,150,000	2,346,888

Total Commercial Mortgage-Backed Securities (Cost $50,172,906)			45,306,467
Collateralized Mortgage Obligations 2.9%
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		440,777	283,347
Federal National Mortgage Association, ''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		14,029,510	1,625,822
Government National Mortgage Association:
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035		2,699,201	356,254
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		5,970,939	995,812
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		2,002,738	401,384
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		3,897,165	767,668
"IP", Series 2010-79, Interest Only, 4.5%, 5/20/2039		4,756,632	904,496
"MI", Series 2010-109, Interest Only, 4.5%, 10/20/2037		10,121,349	1,668,083
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		4,369,497	583,223
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		3,805,449	628,765
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		5,752,305	1,249,803
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033		4,515,654	416,495
“KI”, Series 2010-130, Interest Only, 5.5%, 9/16/2040		891,852	156,137

Total Collateralized Mortgage Obligations (Cost $10,447,310)			10,037,289
Government & Agency Obligations 18.1%
Sovereign Bonds 7.6%
Eskom Holdings Ltd., REG S, 5.75%, 1/26/2021		1,200,000	1,216,500
Kingdom of Morocco, 4.5%, 10/5/2020	EUR	1,650,000	2,205,618
Republic of Argentina:
GDP Linked Note, 12/15/2035 (d)		1,540,000	264,110
8.28%, 12/31/2033 (b)		1,691,237	1,505,201
Republic of Egypt:
REG S, 8.75%, 7/18/2012	EGP	100,000	15,806
9.1%, 9/20/2012	EGP	850,000	140,003
Republic of El Salvador, REG S, 8.25%, 4/10/2032		150,000	166,125
Republic of Ghana, REG S, 8.5%, 10/4/2017		230,000	257,600
Republic of Lithuania, REG S, 5.125%, 9/14/2017		675,000	685,125
Republic of Panama:
5.2%, 1/30/2020		1,000,000	1,065,000
7.125%, 1/29/2026		330,000	395,670
7.25%, 3/15/2015		300,000	351,300
8.875%, 9/30/2027		100,000	137,450
Republic of Peru, 7.125%, 3/30/2019		1,900,000	2,204,000
Republic of Poland, 6.375%, 7/15/2019		1,545,000	1,728,042
Republic of Serbia, REG S, 6.75%, 11/1/2024		1,680,000	1,696,800
Republic of South Africa, 6.25%, 3/8/2041		2,050,000	2,121,750
Republic of Sri Lanka, 144A, 6.25%, 10/4/2020		2,000,000	2,007,600
Republic of Venezuela, REG S, 7.75%, 10/13/2019		2,500,000	1,725,000
Russian Federation:
144A, 5.0%, 4/29/2020		6,000,000	6,075,000
REG S, 7.5%, 3/31/2030		43,250	50,414

			26,014,114
US Treasury Obligations 10.5%
US Treasury Bill, 0.135% ***, 9/15/2011 (e)		2,563,000	2,562,303
US Treasury Bonds:
3.5%, 2/15/2039 (b)		7,000,000	5,969,684
5.375%, 2/15/2031		4,000,000	4,647,500
US Treasury Inflation-Indexed Notes, 1.125%, 1/15/2021 (b)		15,476,256	16,049,357
US Treasury Notes:
0.875%, 1/31/2012		3,000,000	3,015,351
1.0%, 1/15/2014		3,620,000	3,629,897

			35,874,092

Total Government & Agency Obligations (Cost $60,967,290)			61,888,206
Loan Participations and Assignments 0.4%
Sovereign Loans
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		120,000	120,792
Gazprom, 144A, 8.125%, 7/31/2014		705,000	808,565
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		255,000	285,281

Total Loan Participations and Assignments (Cost $1,081,930)			1,214,638
Municipal Bonds and Notes 5.3%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (f)		950,000	905,464
Detroit, MI, Capital Improvement, Series A-1, 4.96%, 4/1/2020, INS: AMBAC (f)		3,325,000	2,366,203
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013 (f)		2,170,000	2,152,987
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (f)		3,750,000	3,702,600
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023, INS: AMBAC (f)		915,000	883,652
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (f)		900,000	941,067
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority, Build America Bonds, Series B, 6.731%, 7/1/2043 (f)		1,200,000	1,223,796
Oklahoma, University Revenues, Health Science Center, Series B, 6.634%, 7/1/2024 (f)		2,365,000	2,638,986
Port Authority of New York & New Jersey, One Hundred Fiftieth Series:
4.5%, 9/15/2015 (f)		885,000	948,711
4.875%, 9/15/2017 (f)		315,000	339,050
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013, INS: AGMC (f)		1,910,000	1,939,261

Total Municipal Bonds and Notes (Cost $18,540,186)			18,041,777

	Shares	Value ($)
Securities Lending Collateral 6.6%
Daily Assets Fund Institutional, 0.18% (g) (h) (Cost $22,659,907)	22,659,907	22,659,907
Cash Equivalents 8.3%
Central Cash Management Fund, 0.14% (g) (Cost $28,237,372)	28,237,372	28,237,372

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $373,081,149) †	110.1	376,563,191
Other Assets and Liabilities, Net	(10.1)	(34,419,546)

Net Assets	100.0	342,143,645

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
These securities are shown at their current rate as of April 30, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $373,638,709.  At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $2,924,482.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,881,846 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,957,364.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan . The value of all securities loaned at April 30, 2011 amounted to $22,250,917 which is 6.5% of net assets.
(c)	When-issued or delayed delivery security included.
(d)
Security is linked to Argentine Republic Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(e)	At April 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
GDP: Gross Domestic Product
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	6/21/2011	40	4,845,625	(87,500)
2 Year US Treasury Note	USD	6/30/2011	180	39,442,500	(213,750)
5 Year US Treasury Note	USD	6/30/2011	50	5,923,438	(89,062)
Federal Republic of Germany Euro-Bund	EUR	6/8/2011	77	14,018,849	(58,165)
Japanese Yen Currency	USD	6/13/2011	47	7,243,875	(354,751)
Total unrealized depreciation					(803,228)

At April 30, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

04/18/2011 5/24/2011	16,450,0001	0.15%	Barclays Capital Commodity Producer Currency Index, Series 3	589,286	—	589,286
04/26/2011 5/31/2011	20,150,0001	0.14%	Barclays Capital Commodity Producer Currency Index, Series 2	242,389	—	242,389

Total unrealized appreciation	831,675

Counterparties:
1	Barclays Capital Securities, Inc.

As of April 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,650,000	USD	2,409,479	7/28/2011	(28,210)	Citigroup, Inc.
RUB	2,800,000	USD	100,260	7/28/2011	(1,098)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(29,308)

Currency Abbreviations

EGP	Egyptian Pound
EUR	Euro
RUB	Russian Ruble
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011  in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$133,109,737	$—	$133,109,737
Mortgage-Backed Securities Pass-Throughs	—	48,934,880	—	48,934,880
Asset-Backed	—	7,132,918	—	7,132,918
Commercial Mortgage-Backed Securities	—	45,306,467	—	45,306,467
Collateralized Mortgage Obligations	—	10,037,289	—	10,037,289
Government & Agency Obligations	—	61,888,206	—	61,888,206
Loan Participations and Assignments	—	1,214,638	—	1,214,638
Municipal Bonds and Notes	—	18,041,777	—	18,041,777
Short-Term Investments(i)	50,897,279	—	—	50,897,279
Derivatives(j)	—	831,675	—	831,675
Total	$50,897,279	$326,497,587	$—	$377,394,866
Liabilities
Derivatives(j)	$(803,228)	$(29,308)	$—	$(832,536)
Total	$(803,228)	$(29,308)	$—	$(832,536)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, total return swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of April 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$(354,751)	$—	$(29,308)
Interest Rate Contracts	$(448,477)	$831,675	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 21, 2011